Notes and Loan Payable (2027 Notes Narrative) (Details) - June 2027 Notes - USD ($) $ in Thousands	Dec. 31, 2022	Dec. 31, 2021	Jun. 16, 2017
Debt Instrument [Line Items]
Debt instrument, face amount	$ 500,000	$ 500,000	$ 500,000
Interest rate			5.00%
Unamortized discount	$ 178	$ 213	$ 300
Deferred financing costs			$ 5,800